Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
COMPREHENSIVE INCOME

18.  Accumulated other Comprehensive loss

Components of accumulated other comprehensive loss, net of tax as of December 31 of each of the last three years consist of the following (in thousands):

	12/31/2012	12/31/2011	12/31/2010
Unrealized gains on available for sale securities	$800	$823	$399
Unrecognized expense for defined benefit pension	(2,219)	(3,079)	(1,864)
Accumulated other comprehensive loss	$(1,419)	$(2,256)	$(1,465)